Janus Henderson Short Duration Flexible Bond Fund Annual Fund Operating Expenses - Class D Shares [Member] - Janus Henderson Short Duration Flexible Bond Fund	Jun. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.39%. In addition, the Adviser shall reimburse or waive out-of-pocket transfer agency/shareholder servicing costs, payable by any share class so that such fees do not exceed 0.06% of a share class’ average daily net assets. These contractual waivers will remain in effect for at least a one-year period commencing on October 28, 2025. These contractual waivers may be terminated or modified only at the discretion of the Board of Trustees.
Class D
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.67%
Fee Waiver or Reimbursement	(0.15%)	[1]
Net Expenses (as a percentage of Assets)	0.52%	[1]

[1]	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.39%. In addition, the Adviser shall reimburse or waive out-of-pocket transfer agency/shareholder servicing costs, payable by any share class so that such fees do not exceed 0.06% of a share class’ average daily net assets. These contractual waivers will remain in effect for at least a one-year period commencing on October 28, 2025. These contractual waivers may be terminated or modified only at the discretion of the Board of Trustees.